Stock-Based Compensation (Summary Of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Outstanding at beginning of year | shares	566,696
Shares Cancelled or Forfeited | shares	(23,950)
Shares, Outstanding at end of year | shares	542,746
Shares, Exercisable at end of period | shares	542,746
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1.48
Weighted Average Exercise Price, Cancelled or Forfeited | $ / shares	2.01
Weighted Average Exercise Price, Ending Balance | $ / shares	1.46
Weighted Average Exercise Price, Exercisable at end of period | $ / shares	$ 1.46
Outstanding at end of period	6 years 4 months 24 days
Exercisable at end of period	6 years 4 months 24 days
Intrinsic value, Outstanding at end of year | $	$ 198,040
Intrinsic Value Exercisable at end of period | $	$ 198,040